Notes Payable (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Summary of Note Payable

Notes Payable is comprised of the following:

Debenture	$4,425,162
GEM	1,476,600
Airframe	990,000
Total Note Payable	6,891,762
Less current maturities	1,810,468
Total long-term Note Payable	$5,081,294

Schedule of Note Payable Principal Payments

At December 31, 2022, note payable principal payments for the next five years and thereafter are as follows:

2023	$2,132,732
2024	4,759,030
2025	—
2026	—
2027	—
2028 and thereafter	—
Total minimum lease payments	6,891,762